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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       JANUARY 20, 2003
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            61
                                          --------------------------
 Form 13F Information Table Value Total:       851,152
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      356    27100 SH       SOLE                    27100
Allied Capital Corp.           COM              01903Q108    36582  1830923 SH       SOLE                  1830923
American Express Co.           COM              025816109     2270    68313 SH       SOLE                    68313
American Power Conv            COM              029066107    12401   870860 SH       SOLE                   870860
Banknorth Group, Inc.          COM              06646R107    17777   815095 SH       SOLE                   815095
Berkshire Hathaway A           COM              084670108    21118      331 SH       SOLE                      331
Berkshire Hathaway B           COM              084670207     6977     3265 SH       SOLE                     3265
Brown & Brown Inc.             COM              115236101    38374  1225630 SH       SOLE                  1225630
C Cor.Net Corp                 COM              125010108      251    76125 SH       SOLE                    76125
CSS Industries Inc             COM              125906107     8709   268972 SH       SOLE                   268972
Cato Corp                      COM              149205106    11688   613890 SH       SOLE                   613890
Commonwealth Tel.              COM              203349105    25421   654850 SH       SOLE                   654850
Conmed Corp                    COM              207410101     4530   276068 SH       SOLE                   276068
Cotton Sts Life Ins Co         COM              221774102      117    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102     1584    32150 SH       SOLE                    32150
Ethan Allen Interiors          COM              297602104    25377   862285 SH       SOLE                   862285
Federated Investors            COM              314211103     8020   315136 SH       SOLE                   315136
Florida Rock Industries        COM              341140101      768    22701 SH       SOLE                    22701
Franklin Resources             COM              354613101     3987   121144 SH       SOLE                   121144
General Electric Co            COM              369604103      606    23762 SH       SOLE                    23762
H&R Block Inc.                 COM              093671105     1025    24000 SH       SOLE                    24000
Hickory Tech Corp              COM              429060106     7189   801398 SH       SOLE                   801398
Hudson River Bancorp           COM              444128102      322    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    26317   907499 SH       SOLE                   907499
Int'l Speedway                 COM              460335201    31598   788777 SH       SOLE                   788777
John Wiley & Sons              COM              968223206    23031  1015483 SH       SOLE                  1015483
Johnson & Johnson              COM              478160104      205     3544 SH       SOLE                     3544
Jones Apparel Group            COM              480074103    17257   629140 SH       SOLE                   629140
Kaydon Corp                    COM              486587108    29703  1578294 SH       SOLE                  1578294
Landauer Inc                   COM              51476K103     2820    76850 SH       SOLE                    76850
Littelfuse Inc.                COM              537008104    13184   736940 SH       SOLE                   736940
M & T Bank Corp                COM              55261F104    13765   175175 SH       SOLE                   175175
Markel Corp                    COM              570535104    22795   101902 SH       SOLE                   101902
Martin Marietta Mat            COM              573284106    18623   674503 SH       SOLE                   674503
McGrath Rentcorp               COM              580589109     1214    53701 SH       SOLE                    53701
Meredith Corp                  COM              589433101    13567   355350 SH       SOLE                   355350
Mocon Inc Com                  COM              607494101     2474   353499 SH       SOLE                   353499
NBT Bancorp Inc.               COM              628778102      361    20736 SH       SOLE                    20736
New England Bus                COM              643872104    32212  1258282 SH       SOLE                  1258282
North Fork Bancorp             COM              659424105     9631   327025 SH       SOLE                   327025
Oneida Ltd Com                 COM              682505102      132    12300 SH       SOLE                    12300
Pfizer Inc Com                 COM              717081103      211     6773 SH       SOLE                     6773
Protective Life Corp.          COM              743674103    31001  1085839 SH       SOLE                  1085839
Renal Care Group Inc.          COM              759930100    12638   405325 SH       SOLE                   405325
Reynolds & Reynolds            COM              761695105    34386  1359150 SH       SOLE                  1359150
Ross Stores Inc.               COM              778296103    18581   514550 SH       SOLE                   514550
SCP Pool Corporation           COM              784028102    17209   579230 SH       SOLE                   579230
Scientific Atlanta Inc         COM              808655104     4160   302801 SH       SOLE                   302801
Servicemaster Co.              COM              81760N109    24130  2413016 SH       SOLE                  2413016
SouthTrust Corporation         COM              844730101    13776   539607 SH       SOLE                   539607
Tennant Co.                    COM              880345103    19556   620840 SH       SOLE                   620840
Trustco Bank Corp              COM              898349105    15667  1626935 SH       SOLE                  1626935
Vulcan Materials               COM              929160109    23357   772635 SH       SOLE                   772635
Waddell & Reed Finl            COM              930059100     5877   334477 SH       SOLE                   334477
Watson Pharmaceuticals         COM              942683103    16765   582723 SH       SOLE                   582723
White Mtns Insurance           COM              G9618E107    66840   196589 SH       SOLE                   196589
Whole Foods Mkt Inc.           COM              966837106     6566   118000 SH       SOLE                   118000
Yankee Candle Co               COM              984757104      762    44721 SH       SOLE                    44721
Yum Brands                     COM              988498101    24553  1009150 SH       SOLE                  1009150
Zebra Technologies A           COM              989207105    19785   307220 SH       SOLE                   307220
Six Flags Inc. Pref.           PFD              83001p505      988    54900 SH       SOLE                    54900

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